Liabilities for Sale of Future Revenues	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Liabilities For Sale Of Future Revenues
Liabilities for Sale of Future Revenues

5. Liabilities for Sale of Future Revenues

On December 8, 2020 and January 26, 2021, Reliant Funding, under two separate ACH Total Receipts Purchase Agreements (“Purchase Agreements”), purchased a 50% interest in the Company’s future revenues for a total aggregate purchase price of $250,000. Pursuant to the terms of the Purchase Agreements, the purchased percentage continued to be owned by Reliant Funding, until the Company paid the full purchased amount of $349,750. Repayment of the purchased amount was achieved through 252 daily bank account withdrawals of $1,388 through December 15, 2021 and $694 thereafter through January 26, 2022. There were no payments made in the three months ended September 30, 2023 or the same period for 2022. Interest was recognized at an effective annual interest rate of approximately 71%. The Purchase Agreements were secured by substantially all of the assets of the Company. As of September 30, 2023 and December 31, 2022, the Company had no remaining liability related to the Purchase Agreements.

5.    Liabilities for Sale of Future Revenues

On December 10, 2020 and January 26, 2021, Reliant Funding, under two separate ACH Total Receipts Purchase Agreements (“Purchase Agreements”), purchased a 50% interest in the Company’s future revenues for a total aggregate purchase price of $250,000. Pursuant to the terms of the Purchase Agreements, the purchased percentage continued to be owned by Reliant Funding, until the Company paid the full purchased amount of $349,750. Repayment of the purchased amount was achieved through 252 daily bank account withdrawals of $1,388 through December 15, 2021 and $694 thereafter through January 26, 2022. During the year ended December 31, 2022, the company repaid a total of $11,797, including $295 of interest. During the year ended December 31, 2021, the company repaid a total of $329,626, including $95,284 of interest. Interest was recognized at an effective annual interest rate of approximately 71%. As of December 31, 2021, the Company had a total remaining liability related to the Purchase Agreements of $11,502 and total remaining payments of $11,797 (including interest). The Purchase Agreements were secured by substantially all of the assets of the Company. As of December 31, 2022, the Company had no remaining liability related to the Purchase Agreements.